Registration No. 02-35570

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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POST-EFFECTIVE AMENDMENT NO. 72 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
formerly Principal Variable Contracts Fund, Inc.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
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Telephone Number (515) 248-3842
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Copy to:
MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Dykema Gossett PLLC
Des Moines, Iowa 50392	Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306
(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)

______ immediately upon filing pursuant to paragraph (b) of Rule 485
______ on (date) pursuant to paragraph (b) of Rule 485
______ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
______ on (date) pursuant to paragraph (a)(1) of Rule 485
__X____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
_______ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This registration statement incorporates by reference the Prospectus (the “Prospectus”) and Statement of Additional Information, each dated May 1, 2009, included in Post-Effective Amendment No. 69 to the registration statement on Form N-1A (File No. 02-35570) filed on April 27, 2009 pursuant to paragraph (a) of Rule 485 (Accession No. 0000898745-09-000217) and the Prospectus and Statement of Additional Information, each dated August 25, 2009, included in Post-Effective Amendment No. 71 to the registration statement on Form N-1A (File 02-35570) filed on August 20, 2009 pursuant to paragraph (b) of Rule 485 (Accession No. 0000898745-09-000377). This registration statement also incorporates by reference the supplements to the Prospectus dated and filed May 4, 2009 (Accession No. 0000898745-09-000253), May 21, 2009 (Accession No. 0000898745-09-000287), June 19, 2009 (Accession No. 0000898745-09-000319), August 25, 2009 (Accession No. 0000898745-09-000393), and September 18, 2009 (Accession No. 0000898745-09-000449) and supplements to the Statement of Additional Information dated and filed June 19, 2009 (Accession No. 0000898745-09-000319), August 25, 2009 (Accession No. 0000898745-09-000406), and September 21, 2009 (Accession No. 0000898745-09-000456) pursuant to Rule 497.

SUPPLEMENT DATED DECEMBER 21, 2009
TO THE PROSPECTUS FOR PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
DATED MAY 1, 2009
(as supplemented on May 4, 2009, May 21, 2009,
June 19, 2009, August 25, 2009, and September 18, 2009)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

As of the date of this supplement, the Diversified Balanced and Diversified Growth Accounts are now available. Please add the following information to the prospectus.

On the cover page of the prospectus, add the Diversified Balanced and Diversified Growth Accounts to the list of Asset Allocation Accounts.

ACCOUNT DESCRIPTIONS

Replace the fourth paragraph on page 5 with the following:

Factors that may adversely affect a particular Account as a whole are called “principal risks.” The principal risks of investing in the Accounts are stated as to each Account in the Account’s description. Each Account is also subject to risk of being an underlying fund to the extent a Principal LifeTime Account, Strategic Asset Management Portfolio, the Diversified Balanced Account, or the Diversified Growth Account invests in the Account. Additional descriptions of the risks associated with investing in the Accounts are provided in “Certain Investment Strategies and Risks” and in Appendix A to this prospectus.

Insert the following within the Account Descriptions section:

DIVERSIFIED BALANCED ACCOUNT

Advisor:	Principal Management Corporation

Objective:	The Account seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Investor Profile:	The Account may be an appropriate investment for investors seeking the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Main Strategies and Risks

The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among five Funds of Principal Funds, Inc. (“PFI”) (Institutional class shares) – the International Equity Index, MidCap S&P 400 Index, Money Market, SmallCap S&P 600 Index and the Bond Market Index Funds – and one Account of Principal Variable Contracts Funds, Inc. (“PVC”) (Class 1 Shares) – LargeCap S&P 500 Index Account (together, the “underlying funds”). The Account will generally allocate approximately 60% of its assets to the equity index funds and approximately 40% to the Money Market Fund and the Bond Market Index Fund. The Account may temporarily exceed the applicable percentage ranges for short periods. The percentages reflect the extent to which the Account will normally invest in the particular market segment represented by the underlying funds, and the varying degrees of potential investment risk and reward represented by the Account’s investments in those market segments and its underlying

·

funds. Without shareholder approval, the Advisor may alter these percentage ranges when it deems appropriate. The assets of the Account will be allocated among the underlying funds in accordance with its investment objective, the Advisor’s outlook for the economy and the financial markets, and the relative market valuations of the underlying funds and will be re-balanced monthly.

Principal Management Corporation (“Principal”), the manager for PVC, is the manager for PFI. The Account may invest in other Accounts of PVC, other Funds of PFI, or other investment companies, at the Advisor’s discretion, in order to achieve its goal. The underlying funds provide the Account with exposure to different asset classes, including domestic and foreign equity and fixed-income securities.

There can be no assurance that the Account will achieve its investment objective. The net asset value of the Account’s shares is affected by changes in the value of the shares of the underlying funds it owns. The Account’s investments are invested in the underlying funds and, as a result, the Account’s performance is directly related to their performance. The Account’s ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The Account’s diversification is designed to help cushion severe losses in any one investment sector and moderate the Account’s overall price swings. However, the Account’s share price will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Each Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them. The Account is subject to the following risks (as defined in Appendix A):

·	Asset Allocation Risk	·	Derivatives Risk	·	Equity Securities Risk
·	Eurodollar & Yankee Obligations Risk	·	Exchange Rate Risk	·	Fixed-Income Securities Risk
·	Foreign Securities Risk	·	Investment Company Securities Risk	·	Liquidity Risk
·	Management Risk	·	Market Risk	·	Market Segment (Large Cap) Risk
·	Market Segment (Mid Cap) Risk	·	Market Segment (Small Cap) Risk	·	Mid Cap Stock Risk
·	Municipal Securities Risk	·	Portfolio Duration Risk	·	Prepayment Risk
·	Real Estate Securities Risk	·	Risk of Being an Underlying Fund	·	Securities Lending Risk
·	Small Company Risk	·	U.S. Government Securities Risk	·	U.S. Government Sponsored Securities Risk

The Account is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Distributors, Principal, and transfer agent of the Account serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Account and the Underlying Funds. Because Principal and its affiliated companies earn different fees from the Underlying Funds in which the Account invests, there may be a conflict between the interests of the Account and the economic interests of Principal and its affiliates.

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by the Account wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Account may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Because the inception date of the Fund is _______, historical performance is not available.

Fees and Expenses of the Account

The following annual account operating expenses table shows the operating expenses (expressed as a percentage of average daily net assets) the Account expects to incur during the fiscal year ended December 31, 2010. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) the Account expects to indirectly incur through its investments in the underlying funds based on anticipated expenses of the underlying funds for their fiscal year ends.

These fees and expenses shown in the table and included in the examples do not include the effect of any sales charge, separate account expenses or contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the performance shown.

Annual Account Operating Expenses (expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

Estimated for the year ended December 31, 2010	Class 2
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25
Other Expenses	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.30
Total Annual Account Operating Expenses(1)	0.61%

(1)Principal has voluntarily agreed to limit the Account’s expenses attributable to Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.31%. The expense limit may be terminated at anytime.

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3
Diversified Balanced Account - Class 2	$62	$195

DIVERSIFIED GROWTH ACCOUNT

Advisor:	Principal Management Corporation

Objective:	The Account seeks to provide long-term capital appreciation.

Investor Profile:	The Account may be an appropriate investment for investors seeking the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Main Strategies and Risks

The Account operates as a fund of funds and invests in underlying funds. In pursuing its investment objective, the Account typically allocates its assets, within predetermined percentage ranges, among five Funds of Principal Funds, Inc. (“PFI”) (Institutional class shares) – the International Equity Index, MidCap S&P 400 Index, Money Market, SmallCap S&P 600 Index and the Bond Market Index Funds – and one Account of Principal Variable Contracts Funds, Inc. (“PVC”) (Class 1 Shares) – LargeCap S&P 500 Index Account (together, the “underlying funds”). The Account will generally allocate approximately 65% of its assets to the equity index funds and approximately 35% to the Money Market Fund and the Bond Market Index Fund. The Account may temporarily exceed the applicable percentage ranges for short periods. The percentages reflect the extent to which the Account will normally invest in the particular market segment represented by the underlying funds, and the varying degrees of potential investment risk and reward represented by the Account’s investments in those market segments and its underlying funds. Without shareholder approval, the Advisor may alter these percentage ranges when it deems appropriate. The assets of the Account will be allocated among the underlying funds in accordance with its investment objective, the Advisor’s outlook for the economy and the financial markets, and the relative market valuations of the underlying funds and will be re-balanced monthly.

Principal Management Corporation (“Principal”), the manager for PVC, is the manager for PFI. The Account may invest in other Accounts of PVC, other Funds of PFI, or other investment companies, at the Advisor’s discretion, in order to achieve its goal. The underlying funds provide the Account with exposure to different asset classes, including domestic and foreign equity and fixed-income securities.

There can be no assurance that the Account will achieve its investment objective. The net asset value of the Account’s shares is affected by changes in the value of the shares of the underlying funds it owns. The Account’s investments are invested in the underlying funds and, as a result, the Account’s performance is directly related to their performance. The Account’s ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The Account’s diversification is designed to help cushion severe losses in any one investment sector and moderate the Account’s overall price swings. However, the Account’s share price will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Each Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them. The Account is subject to the following risks (as defined in Appendix A):

·	Asset Allocation Risk	·	Derivatives Risk	·	Equity Securities Risk
·	Eurodollar & Yankee Obligations Risk	·	Exchange Rate Risk	·	Fixed-Income Securities Risk
·	Foreign Securities Risk	·	Investment Company Securities Risk	·	Liquidity Risk

·	Management Risk	·	Market Risk	·	Market Segment (Large Cap) Risk
·	Market Segment (Mid Cap) Risk	·	Market Segment (Small Cap) Risk	·	Mid Cap Stock Risk
·	Municipal Securities Risk	·	Portfolio Duration Risk	·	Prepayment Risk
·	Real Estate Securities Risk	·	Risk of Being an Underlying Fund	·	Securities Lending Risk
·	Small Company Risk	·	U.S. Government Securities Risk	·	U.S. Government Sponsored Securities Risk

The Account is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Distributors, Principal, and transfer agent of the Account serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Account and the Underlying Funds. Because Principal and its affiliated companies earn different fees from the Underlying Funds in which the Account invests, there may be a conflict between the interests of the Account and the economic interests of Principal and its affiliates.

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by the Account wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Account may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Because the inception date of the Fund is _______, historical performance is not available.

Fees and Expenses of the Account

The following annual account operating expenses table shows the operating expenses (expressed as a percentage of average daily net assets) the Account expects to incur during the fiscal year ended December 31, 2010. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) the Account expects to indirectly incur through its investments in the underlying funds based on anticipated expenses of the underlying funds for their fiscal year ends.

These fees and expenses shown in the tables and included in the examples do not include the effect of any sales charge, separate account expenses or contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the performance shown.

Annual Account Operating Expenses (expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

Estimated for the year ended December 31, 2010	Class 2
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	0.25
Other Expenses	0.01
Acquired Fund (Underlying Fund) Operating Expenses	0.30
Total Annual Account Operating Expenses(1)	0.61%

(1)Principal has voluntarily agreed to limit the Account’s expenses attributable to Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense and Acquired Fund Fees and Expenses. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.31%. The expense limit may be terminated at anytime.

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3
Diversified Growth Account - Class 2	$62	$195

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

Replace the first paragraph on page 120 with the following:

The information in this section does not apply directly to the Principal LifeTime Accounts, the Strategic Asset Management (“SAM”) Portfolios, the Diversified Balanced Account, or the Diversified Growth Account, except to the extent the Principal LifeTime Accounts, SAM Portfolios, the Diversified Balanced Account, or the Diversified Growth Account invest in securities other than shares of the Underlying Funds. The Statement of Additional Information (“SAI”) contains additional information about investment strategies and their related risks. The term “Account,” as used in this section, includes any of the investment portfolios of Principal Funds, Inc. in which the SAM Portfolios may invest from time to time at the discretion of Edge, the Sub-Advisor for the SAM Portfolios, the underlying funds of the Principal LifeTime Accounts, or the underlying funds of the Diversified Balanced Account or the Diversified Growth Account.

Fund of Funds

Replace the three paragraphs in this section on page 126 with the following:

The performance and risks of the Diversified Balanced Account, Diversified Growth Account and each Principal LifeTime Account and Strategic Asset Management (“SAM”) Portfolio directly correspond to the performance and risks of the underlying funds in which the Account or Portfolio invests. By investing in many underlying funds, the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and SAM Portfolios have partial exposure to the risks of many different areas of the market. The more the Diversified Balanced Account, Diversified Growth Account, a Principal LifeTime Account or SAM Portfolio allocates to stock funds, the greater the expected risk.

The Diversified Balanced Account, Diversified Growth Account and each Principal LifeTime Account and SAM Portfolio indirectly bear its pro-rata share of the expenses of the Underlying Funds in which they invest, as well as directly incurring expenses. Therefore, investment in the Diversified Balanced Account, Diversified Growth Account, a Principal LifeTime Account or SAM Portfolio is more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Account, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Account is managed with the assumption that the investor will invest in a Principal LifeTime Account whose stated date is closest to the date the shareholder retires. Choosing an Account targeting an earlier date represents a more conservative choice; targeting an Account with a later date represents a more aggressive choice. It is important to note that the retirement year of the Account you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Accounts are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

The risks associated with investing in an Underlying Fund of a fund of funds are discussed in Appendix A under Risk of Being an Underlying Fund.

PRICING OF ACCOUNT SHARES

Replace the third paragraph on page 127 (the paragraph below the bulleted list) with the following:

With respect to the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts, and SAM Portfolios, which invest in other registered investment company Accounts and Funds, each Account’s or Portfolio’s NAV is calculated based on the NAV of such other registered investment company Accounts and Funds in which the Account or Portfolio invests.

MANAGEMENT OF THE FUNDS

The Manager

On page 128, add the following as a new paragraph after the fourth paragraph:

Principal provides investment advisory services to the Diversified Balanced and Diversified Growth Accounts. The portfolio managers are James W. Fennessey and Randy L. Welch; their biographical information appears on pages 128 and 129. They operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

On page 128, add the following to the biographical information for James W. Fennessey, CFA: Mr. Fennessey has had responsibility for the Diversified Balanced and Diversified Growth Accounts since 2009.

On page 129, add the following to the biographical information for Randy L. Welch: Mr. Welch has had responsibility for the Diversified Balanced and Diversified Growth Accounts since 2009.

Fees Paid to Principal

Add the following to the table in the “Fees Paid to the Manager” section on page 142:

The management fee for the Diversified Balanced and Diversified Growth Accounts (as a percentage of the average daily net assets) is 0.05% on all assets.

Add the following to the end of the paragraph immediately below the “Fees Paid to the Manager” table on page 142:

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal regarding the Diversified Balanced Account and Diversified Growth Account will be available in the annual report to shareholders for the fiscal year ended December 31, 2009.

GENERAL INFORMATION ABOUT AN ACCOUNT

Frequent Trading and Market Timing (Abusive Trading Practices)

Replace the third paragraph (the paragraph below the bulleted list) on page 145 with the following:

If we are not able to identify such excessive trading practices, the Accounts and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Accounts in which the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts or Strategic Asset Management Portfolios invest could flow through to the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and Strategic Asset Management Portfolios as they would for any fund shareholder.

8

SUPPLEMENT DATED DECEMBER 21, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION
FOR PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
DATED MAY 1, 2009
(as supplemented on June 19, 2009, August 25, 2009, and September 21, 2009)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

As of the date of this supplement, the Diversified Balanced and Diversified Growth Accounts are now available.

Replace the first paragraph on the cover page (page 1) with the following:

The audited financial statements, schedules of investments and auditor’s report included in the Fund’s Annual Report to Shareholders, for the fiscal year ended December 31, 2008, and the unaudited financial statements and schedules of investments included in the Fund’s Semiannual Report to Shareholders, for the Period ended June 30, 2009, are hereby incorporated by reference into and are legally a part of this SAI.

FUND HISTORY

On page 3, add the end of the list:

    --- On ___________, to add the Diversified Balanced and Diversified Growth Accounts.

On the table on page 4, add the following:
	Share Class
Account Name	1	2
Diversified Balanced Account		X
Diversified Growth Account		X

DESCRIPTION OF THE FUND’S INVESTMENTS AND RISKS

Fundamental Restrictions

Add the following to the end of paragraph 5:

This paragraph does not apply to the Diversified Balanced Account or the Diversified Growth Account.

Replace paragraph 6 on page 5 with the following:

6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Account. This restriction does not apply to the Principal LifeTime Accounts, the Strategic Asset Management Portfolios, the Real Estate Securities Account, the Diversified Balanced Account, or the Diversified Growth Account.

Add the following new paragraph:

10) Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objectives and policies, b) enter into repurchase agreements, c) participate in an interfund lending program with affiliated investment companies to the extent permitted by the 1940 Act or by any exemptions that may be granted by the Securities and Exchange Commission, and d) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the

1

securities lent. This limit does not apply to purchases of debt securities or commercial paper. The paragraph applies only to the Diversified Balanced Account and Diversified Growth Account.

Non-Fundamental Restrictions

Replace the first paragraph on page 6 with the following:

Each of the Accounts, except the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and the Strategic Asset Management Portfolios, has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account’s present policy to:

Replace the paragraph that appears third from the bottom of the page on page 6 (it is the paragraph that appears before the second numbered list of paragraphs) with the following:

Each of the Principal LifeTime Accounts and Strategic Asset Management Portfolios and the Diversified Balanced Account and Diversified Growth Account have also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account’s and each Strategic Asset Management Portfolio’s present policy to:

Short Sales

On page 18, replace the paragraph under this heading with the following:

Each Account, other than the Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and the SAM Portfolios, may engage in “short sales against the box.” This technique involves selling either a security owned by the Account, or a security equivalent in kind and amount to the security sold short that the Account has the right to obtain, for delivery at a specified date in the future. An Account may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, an Account loses the opportunity to participate in the gain.

Industry Concentrations

On page 20, replace the first sentence in the first paragraph under this heading with the following:

Industry Concentrations

The Diversified Balanced Account, Diversified Growth Account and each of the Principal LifeTime Accounts and Strategic Asset Management Portfolios concentrate its investments in the mutual fund industry.

MANAGEMENT

Management Information

On pages 22-24, change the number of portfolios in the Fund Complex from 110 to 106.

CONTROL PERSONS & PRINCIPAL HOLDERS OF SECURITIES

Replace the first paragraph of text on page 32 with the following:

The Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts, SAM Portfolios, or Principal Life Insurance Company will vote in the same proportion as shares of the Accounts owned by other shareholders. Therefore the Diversified Balanced Account, Diversified Growth Account, Principal Lifetime Accounts, SAM Portfolios, and Principal Life Insurance Company do not exercise voting discretion.

2

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors

On page 49, add the following new paragraph after the second paragraph:

Principal provides investment advisory services to the Diversified Balanced Account and the Diversified Growth Account.

COST OF MANAGER’S SERVICES

On page 53, add the following table:

Account	All Assets
Diversified Balanced	0.05%
Diversified Growth	0.05%

PROXY VOTING POLICIES AND PROCEDURES

Replace the first sentence of the second paragraph on page 73 with the following:

The Diversified Balanced Account, Diversified Growth Account, Principal LifeTime Accounts and SAM Portfolios invest in shares of other Accounts.

DISCLOSURE REGARDING PORTFOLIO MANAGERS
Add the following information to this section:

Advisor: Principal

This information is as of June 30, 2009.

	Other Accounts Managed
	Total	Total	Number of	Total Assets
	Number	Assets in	Accounts that	of the
	of	the	base the	Accounts that
	Accounts	Accounts	Advisory Fee	base the
		(in $	on	Advisory Fee
		millions)	Performance	on
				Performance
				(in $ millions)
Randy L. Welch
Principal Diversified Growth Account,
Principal Diversified Balanced Account
Registered investment companies	17	11,875	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	0	0	0	0

James W. Fennessey, CFA
Principal Diversified Growth Account,
Principal Diversified Balanced Account
Registered investment companies	17	11,875	0	0
Other pooled investment vehicles	0	0	0	0
Other accounts	0	0	0	0

3

Ownership of Securities

1.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio
Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $
100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio
Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Portfolio Manager	PVC Accounts Managed by Portfolio	Dollar Range of
	Manager (list each fund on its own line)	Securities Owned by
the Portfolio Manager
Randy L. Welch	Principal Diversified Growth Account	None
	Principal Diversified Balanced Account	None

James W. Fennessey, CFA	Principal Diversified Growth Account	None
	Principal Diversified Balanced Account	None

4

PART C. OTHER INFORMATION
Item 23. Exhibits.
(a)	(1)	Amendment and Restatement of the Articles of Incorporation -- Filed as Ex-99.A on
10/24/00 (Accession No. 0000012601-00-500016) and Filed as Ex-99.A on 04/27/06
(Accession No. 0000009713-06-000042)
	(2)	(a)	Articles of Amendment (Incorporated by reference from exhibit #1(b)to registration statement No. 333-137812 filed on Form N-14 on 10/5/06) (Accession No.
0000012601-06-000026)
		(b)	Articles of Amendment effective May 17, 2008 Filed as Ex-99.A4 on 04/27/09
(Accession No. 0000898745-09-000217)
		(c)	Articles of Amendment dated 06/30/09*
	(3)	(a)	Articles Supplementary -- Filed as Ex-99.A.1 on 02/13/02 (Accession No.
0001126872-02-000002)
		(b)	Articles Supplementary dtd 12/15/03 -- Filed as Ex-99.A on 02/26/04 (Accession No.
0000870786-04-000042)
		(c)	Articles Supplementary dtd 6/14/04 -- Filed as Ex-99.A on 08/27/04 (Accession No.
0001127048-04-000101)
		(d)	Certificate of Correction of Articles Supplementary dtd 10/7/04 -- Filed as Ex-99.A
on 02/24/05 (Accession No. 000087086-05-000028)
		(e)	Articles Supplementary dtd 12/13/04 -- Filed as Ex-99.A on 04/29/05 (Accession No.
0000870786-05-000132)
		(f)	Articles Supplementary dtd 07/07/2006 (Incorporated by reference from exhibit
#1(b)(6)to registration statement No. 333-137812 filed on Form N-14 on 10/5/06)
(Accession No. 0000012601-06-000026)
		(g)	Articles Supplementary dtd 06/19/09*
	(4)	Articles of Amendment effective May 17, 2008 Filed as Ex-99.A4 on 04/27/09 (Accession
No. 0000898745-09-000217)
(b)	By-laws -- Filed as Ex-99.B on 12-31-03 (Accession No. 0000870786-03-000210)
(c)	These have been previously filed as noted in response to Items 23(a) and 23(b).
(d)	(1)	(a)	Management Agreement -- Filed as Ex-99.B5.A on 10/24/97 (Accession No.
0000915728-97-000059)
		(b)	First Amendment to Management Agreement -- Filed as Ex-99.B5.A1 on 02/13/98
(Accession No. 0000012601-98-000001)
		(c)	Second Amendment to Management Agreement -- Filed as Ex-99.D.3 on 10/24/00
(Accession No. 0000012601-00-500016)
		(d)	Third Amendment to Management Agreement -- Filed as Ex-99.D.4 on 10/24/00
(Accession No. 0000012601-00-500016)

2

	(e)	Fourth Amendment to Management Agreement -- Filed as Ex-99.D on 12/31/03
(Accession No. 000087086-03-000210)
	(f)	Amended & Restated Management Agreement -- Filed as Ex-99.D on 12/31/03
(Accession No. 000087086-03-000210)
	(g)	Amended & Restated Management Agreement dtd 3/11/04 -- Filed as Ex-99.D on
06/15/04 (Accession No. 0000870786-04-000104)
	(h)	Amended & Restated Management Agreement dtd 6/14/04 -- Filed as Ex-99.D on
08/27/04 (Accession No. 0001127048-04-000101)
	(i)	Amended & Restated Management Agreement dtd 12/13/04 -- Filed as Ex-99.D on
02/24/05 (Accession No. 000087086-05-000028)
	(j)	Amended & Restated Management Agreement dtd 9/30/05 -- Filed as Ex-99.D on
04/27/06 (Accession No. 0000009713-06-000042)
	(k)	Amended & Restated Management Agreement dtd 1/4/07 -- Filed as Ex-99.D on
01/09/07 (Accession No. 0000898745-07-000006)
	(l)	Amended & Restated Management Agreement dtd 10/31/07 -- Filed as Ex-
99.(D)(1)(L) on 04/25/08 (Accession No. 0000950137-08-006048)
	(m)	Amended & Restated Management Agreement dtd 9/9/08 -- Filed as Ex-99.D1M on
04/27/09 (Accession No. 0000898745-09-000217)
	(n)	Amended & Restated Management Agreement dtd 7/1/09 *
	(o)	Amended & Restated Management Agreement dtd _________________**
(2)	(a)	Investment Service Agreement -- Filed as Ex-99.B5.B on 10/24/97 (Accession No.
0000915728-97-000059)
	(b)	Amended & Restated Investment Service Agreement dtd 4/1/04 -- Filed as Ex-99.D
on 06/15/04 (Accession No. 0000870786-04-000104)
(3)	(a)	Bernstein Sub-Advisory Agreement -- Filed as Ex-99.D.19 on 04/29/02 (Accession
No. 0000870786-02-000084)
	(b)	Amended & Restated Sub-Advisory Agreement — Bernstein dtd 7/1/04 -- Filed as
Ex-99.D on 08/27/04 (Accession No. 0001127048-04-000101)
(4)	(a)	Brown Investment Advisory Incorporated Sub-Advisory Agreement dtd 07/01/09 –
Filed as Ex-99.D on 08/20/2009 (Accession No. 0000898745-09-000377)
(5)	(a)	ClearBridge Advisors, LLC Sub-Advisory Agreement dtd 10/1/09 *
(6)	(a)	Columbus Circle Investors Sub-Advisory Agreement dtd 1/5/05 -- Filed as Ex-99.D
on 04/29/05 (Accession No. 0000870786-05-000132)
	(b)	Amended & Restated Sub-Advisory Agreement — CCI dtd 9/12/05 -- Filed as Ex-
99.D on 10/24/06 (Accession No. 000012601-06-000029)
	(c)	Amended & Restated Sub-Advisory Agreement — CCI dtd 12/15/06 -- Filed as Ex-
99.D on 04/19/07 (Accession No. 0000898745-07-000045)
(7)	(a)	Edge Asset Management, Inc. Sub-Advisory Agreement dtd 1/4/07 -- Filed as Ex-
99.D on 01/09/07 (Accession No. 0000898745-07-000006)
3

(8)	(a)	Emerald Sub-Advisory Agreement dtd 9/1/04 -- Filed as Ex-99.D on 02/24/05
(Accession No. 000087086-05-000028)
	(b)	Emerald Sub-Advisory Agreement dtd 7/1/09 *
(9)	(a)	Essex Sub-Advisory Agreement dtd 6/30/06 -- Filed as Ex-99.D on 10/24/06
(Accession No. 000012601-06-000029)
(10)	(a)	JP Morgan Sub-Advisory Agreement -- Filed as Ex-99.B5.H on 04/17/98
(Accession No. 0000012601-98-000009)
	(b)	Amended & Restated Sub-Advisory Agreement — JP Morgan dtd 7/2/03 -- Filed as
Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)
	(c)	Amended & Restated Sub-Advisory Agreement — JP Morgan dtd 1/5/05 -- Filed as
Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)
(11)	(a)	Jacobs Levy Sub-Advisory Agreement dtd 6/15/06 -- Filed as Ex-99.D on 10/24/06
(Accession No. 000012601-06-000029)
(12)	(a)	Dreyfus Corp. Sub-Advisory Agreement -- Filed as Ex-99.B5.F on 04/17/98
(Accession No. 0000012601-98-000009)
	(b)	Amended & Restated Sub-Adv. — Dreyfus dtd 11/25/03 Filed as Ex-99.D on
02/26/04 (Accession No. 0000870786-04-000042)
	(c)	Amended & Restated Sub-Advisory Agreement — The Dreyfus Group dtd 7/1/04
Filed as Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)
	(d)	Amended & Restated Sub-Advisory Agreement — Mellon Equity dtd 12/22/04 Filed
as Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)
	(e)	Amended & Restated Sub-Advisory Agreement — Mellon Equity dtd 08/08/2005
Filed as Ex-99.D57 on 04/27/06 (Accession No. 0000009713-06-000042)
	(f)	Amended & Restated Sub-Advisory Agreement — Mellon Equity dtd 01/01/08 Filed
as Ex-99.(5)(F) on 02/29/08 (Accession No. 0000950137-08-003049)
(13)	(a)	Morgan Stanley Asset Mgmt. Sub-Advisory Agreement Filed as Ex-99.B5.D on
10/24/97 (Accession No. 0000915728-97-000059)
	(b)	Amended & Restated Sub-Advisory Agreement — MSAM dtd 6/30/04 Filed as Ex-
99.D on 08/27/04 (Accession No. 0001127048-04-000101)
	(c)	Amended & Restated Sub-Advisory Agreement — Morgan Stanley dtd 11/25/03 --
Filed as Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)
	(d)	Amended & Restated Sub-Advisory Agreement — Morgan Stanley dtd 8/23/04 --
Filed as Ex-99.D on 02/24/05 (Accession No. 000087086-05-000028)
(14)	(a)	Invista Sub-Advisory Agreement -- Filed as Ex-99.B5.C on 10/24/97 (Accession No.
0000915728-97-000059)
	(b)	First Amendment to Sub-Advisory Agrmt. -- Filed as Ex-99.B5.A1 on 02/13/98
(Accession No. 0000012601-98-000001)
	(c)	Second Amendment to Sub-Advisory Agrmt. -- Filed as Ex-99.D.8 on 10/24/00
(Accession No. 0000012601-00-500016)

4

		(d)	Third Amendment to Sub-Advisory Agrmt. -- Filed as Ex-99.D.9 on 10/24/00
(Accession No. 0000012601-00-500016)

		(e)	6th Amdt. to Sub-Adv. Agreement w/Invista -- -- Filed as Ex-99.D.21 on 04/29/02
(Accession No. 0000870786-02-000084)

		(f)	Amended & Restated Sub-Adv — PGI dtd 4/1/04 -- Filed as Ex-99.D on 06/15/04
(Accession No. 0000870786-04-000104)

		(g)	Amended & Restated Sub-Advisory Agreement — PGI dtd 6/30/04 Filed as Ex-
99.D on 08/27/04 (Accession No. 0001127048-04-000101)

		(h)	Amended & Restated Sub-Advisory Agreement — PGI dtd 3/11/03 -- Filed as Ex-
99.D on 02/24/05 (Accession No. 000087086-05-000028)

		(i)	Amended & Restated Sub-Advisory Agreement — PGI dtd 12/13/04 -- Filed as Ex-
99.D on 02/24/05 (Accession No. 000087086-05-000028)

		(j)	Amended & Restated Sub-Advisory Agreement — PGI dtd 07/01/2005 -- Filed as
Ex-99.D58 on 04/27/06 (Accession No. 0000009713-06-000042)

		(k)	Amended & Restated Sub-Advisory Agreement — PGI dtd 09/12/2005 -- Filed as
Ex-99.D59 on 04/27/06 (Accession No. 0000009713-06-000042)

		(l)	Amended & Restated Sub-Advisory Agreement — PGI dtd 7/1/2009 *

	(15)	(a)	PREI Sub-Advisory Agreement dtd 07/01/2005 -- Filed as Ex-99.D60 on 04/27/06
(Accession No. 0000009713-06-000042)

		(b)	PREI Sub-Sub-Advisory Agreement dtd 07/01/2005 -- Filed as Ex-99.D63 on
04/27/06 (Accession No. 0000009713-06-000042)

		(c)	Amended & Restated Sub-Advisory Agreement — PREI dtd 09/12/2005 -- Filed as
Ex-99.D61 on 04/27/06 (Accession No. 0000009713-06-000042)

		(d)	Amended & Restated Sub-Advisory Agreement — PREI dtd 1/1/06 -- Filed as Ex-
99.D on 10/24/06 (Accession No. 000012601-06-000029)

	(16)	(a)	Spectrum Sub-Sub-Advisory Agreement dtd 07/01/2005 Filed as Ex-99.D64 on
04/27/06 (Accession No. 0000009713-06-000042)

	(17)	(a)	T. Rowe PriceSub-Advisory Agreement dtd 3/8/04 -- Filed as Ex-99.D on 06/15/04
(Accession No. 0000870786-04-000104)

		(b)	Amended & Restated Sub-Advisory Agreement — T. Rowe Price dtd 8/24/04 --
Filed as Ex-99.D on 08/27/04 (Accession No. 0001127048-04-000101)

		(c)	Amended & Restated Sub-Advisory Agreement – T. Rowe Price dtd 8/01/2005 --
Filed as Ex-99.D56 on 04/27/06 (Accession No. 0000009713-06-000042)

		(d)	Amended & Restated Sub-Advisory Agreement — T. Rowe Price dtd 8/1/06 -- Filed
as Ex-99.D on 10/24/06 (Accession No. 000012601-06-000029)

		(e)	Amended & Restated Sub-Advisory Agreement — T. Rowe Price dtd 9/15/06 --
Filed as Ex-99.D on 10/24/06 (Accession No. 000012601-06-000029)

	(18)	(a)	Westwood Sub-Advisory Agreement dtd 07/15/08 -- Filed as Ex-99.D19A on
04/27/09 (Accession No. 0000898745-09-000217)

(e)	Distribution Agreement -- Filed as Ex-99.E on 10/24/00 (Accession No. 0000012601-00-500016)
5

	(1)	Amended & Restated Distribution Agreement dtd 6/14/04 -- Filed as Ex-99.E on 08/27/04
(Accession No. 0001127048-04-000101)

	(2)	Distribution Agreement dtd 1/12/07 -- Filed as Ex-99.(E)(2) on 02/29/08 (Accession No.
0000950137-08-003049)

	(3)	Distribution Agreement dtd 5/01/2009*

	(4)	Distribution Agreement dtd 7/21/2009*

	(5)	Distribution Agreement dtd 9/21/2009*

(f)	N/A

(g)	Custodian Agreement

	(1)	Domestic and Global Custodian Agreement with Bank of New York -- Filed as Ex-
99.(G)(1) on 04/25/08 (Accession No. 0000950137-08-006048)

(h)	(1)	Agreement and Plan of Reorganization and Liquidation -- Filed as Ex-99.B9 on 10/24/97
(Accession No. 0000915728-97-000059)

	(2)	Transfer Agency Agreement dated 9/9/08 -- Filed as Ex-99.H2 on 04/27/09 (Accession
No. 0000898745-09-000217)

	(3)	Capital Support Agreement dated 9/22/08 -- Filed as Ex-99.H3 on 04/27/09 (Accession
No. 0000898745-09-000217)

	(4)	Contractual Fee Waiver Agreement dated 4/29/08 -- Filed as Ex-99.H4 on 04/27/09
(Accession No. 0000898745-09-000217)

(i)	Legal Opinion -- Filed as Ex-99.I on 10/24/00 (Accession No. 0000012601-00-500016)

(j)	(1)	Consent of Independent Auditors *

	(2)	Rule 485(b) opinion – N/A

	(3)	Powers of Attorney -- Filed as Ex-99.(J)(3) on 04/25/08 (Accession No. 0000950137-08-
006048)

(k)	Omitted Financial Statements N/A

(l)	Initial Capital Agreements

	(1-11)	Initial Capital Agreements 1987 -- Filed as Ex-99.L on 04/27/01 (Accession No.
0000012601-01-500015)
	(12-19)	Initial Capital Agreements 1998 -- Filed as Ex-99.L on 04/27/01 (Accession No.
0000012601-01-500015)
	(20-23)	Initial Capital Agreements 1999 -- Filed as Ex-99.L on 04/27/01 (Accession No.
0000012601-01-500015)
	(24-26)	Initial Capital Agreements 2000 -- Filed as Ex-99.L on 04/27/01 (Accession No.
0000012601-01-500015)
	(27)	Initial Capital Agreements 5/1/2003 -- Filed as Ex-99.L on 02/26/04 (Accession No.
0000870786-04-000042)
	(28)	Initial Capital Agreements 8/30/2004 -- Filed as Ex-99.L on 02/24/05 (Accession No.
000087086-05-000028)
	(29)	Initial Capital Agreement 1/5/07 -- Filed as Ex-99.(L)(29) on 02/29/08 (Accession No.
0000950137-08-003049)

6

(m)	Rule 12b-1 Plan

	(1)	Class 2 Plan as of 5/1/09 -- Filed as Ex-99.M (1) on 06/26/09 (Accession No.
0000898745-09-000330)

(n)	Rule 18f-3 Plan –Filed as Ex-99.N on 06/26/09 (Accession No. 0000898745-09-000330)

(o)	Reserved

(p)	Codes of Ethics

	(1)	AllianceBernstein Code of Ethics -- Filed as Ex-99.(P)(1) on 02/29/08 (Accession No.
0000950137-08-003049); Filed as Ex-99.P on 02/24/05 (Accession No. 000087086-05-
000028)
	(2)	Brown Investment Advisory Incorporated Code of Ethics – Filed as Ex-99.P on 08/20/09
(Accession No. 0000898745-09-000377)
	(3)	ClearBridge Advisors, LLC Code of Ethics *
	(4)	Columbus Circle Investors Code of Ethics -- Filed as Ex-99.D on 10/24/06 (Accession No.
000012601-06-000029); Filed as Ex-99.P22 on 04/27/06 (Accession No. 0000009713-06-
000042)
	(5)	Edge Asset Management Code of Ethics -- Filed as Ex-99.(P)(4) on 02/29/08 (Accession
No. 0000950137-08-003049)
	(6)	Emerald Code of Ethics -- Filed as Ex-99.P on 02/24/05 (Accession No. 000087086-05-
000028)
	(7)	Essex Code of Ethics -- Filed as Ex-99.(P)(6) on 02/29/08 (Accession No. 0000950137-
08-003049)
	(8)	JP Morgan Code of Ethics -- Filed as Ex-99.(P)(7) on 02/29/08 (Accession No.
0000950137-08-003049); Filed as Ex-99.P on 02/24/05 (Accession No. 000087086-05-
000028)
	(9)	Jacobs Levy Code of Ethics -- Filed as Ex-99.(P)(8) on 02/29/08 (Accession No.
0000950137-08-003049)
	(10)	Mellon Code of Ethics – Filed as Ex-99.P on 08/20/09 (Accession No. 0000898745-09-
000377)
	(11)	Morgan Stanley Investment Management Code of Ethics -- Filed as Ex-99.P on 02/24/05
(Accession No. 000087086-05-000028); Filed as Ex-99.P on 10/24/06 (Accession No.
000012601-06-000029); Filed as Ex-99.P on 04/19/07 (Accession No. 0000898745-07-
000045)
	(12)	Principal Global Investors/Principal Real Estate Investors Code of Ethics -- Filed as Ex-
99.P on 04/19/07 (Accession No. 0000898745-07-000045)
	(13)	Principal Fund Entities Code of Ethics (Principal Investors Fund, Principal Variable
Contracts Fund, Principal Management Corporation Principal Financial Advisors, Princor
Financial Services Corporation, Principal Funds Distributor) – Filed as Ex-99.P on
08/20/09 (Accession No. 0000898745-09-000377)
	(14)	Sr. & Executive Officers Code of Ethics (Sarbanes) -- Filed as Ex-99.P on 12/31/03
(Accession No. 000087086-03-000210)
	(15)	Spectrum Code of Ethics -- Filed as Ex-99.(P)(15) on 02/29/08 (Accession No.
0000950137-08-003049)
	(16)	T. Rowe Price Code of Ethics -- Filed as Ex-99.P on 02/24/05 (Accession No.
000087086-05-000028)
	(16)	Westwood Code of Ethics -- Filed as Ex-99.P18 on 04/27/09 (Accession No.
0000898745-09-000217)

	*	Filed herein.
	**	To be filed by amendment.

7

Item 24. Persons Controlled by or Under Common Control with Registrant

The Registrant does not control and is not under common control with any person.

Item 25. Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

     (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and 1. Was committed in bad faith; or 2. Was the result of active and deliberate dishonesty; or

     (ii) The corporate representative actually received an improper personal benefit in money, property, or services; or

     (iii) In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business or Other Connection of Investment Adviser

     Principal Management Corporation ("PMC") serves as investment adviser and administrator for Principal Variable Contracts Funds, Inc. ("PVC") and Principal Funds, Inc. ("Principal Funds"). PVC and Principal Funds are funds sponsored by Principal Life Insurance Company.

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who serve as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

NAME &	COMPANY &
OFFICE WITH	PRINCIPAL
INVESTMENT	BUSINESS	NATURE OF
ADVISER	ADDRESS	RELATIONSHIP
Michael C. Anagnost	Principal Life	Director - IT
Vice President-	Insurance Company(1)
Chief Technology Officer

John E. Aschenbrenner	Principal Life	President, Insurance &
Director	Insurance Company (1)	Financial Services

Patricia A. Barry	Principal Life	Counsel
Assistant Corporate Secretary	Insurance Company (1)

*Craig L. Bassett	Principal Life	See Part B
Treasurer	Insurance Company (1)

*Michael J. Beer	Principal Life	See Part B
Executive Vice President/	Insurance Company (1)
Chief Operating Officer, Director

Randy D. Bolin	Principal Life	Assistant General Counsel
Assistant General Tax Director	Insurance Company (1)

Tracy W. Bollin	Principal Funds Distributor, Inc. (2)	Financial Controller
Financial Controller	and Princor Financial
Services Corporation (1)

*David J. Brown	Principal Life	See Part B
Senior Vice President	Insurance Company (1)

*Jill R. Brown	Principal Funds	See Part B
Senior Vice President/	Distributor, Inc.(2)
Chief Financial Officer

David P. Desing	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Ralph C. Eucher	Principal Life	See Part B
Director	Insurance Company (1)

*Nora M. Everett	Principal Life	See Part B
President and Director	Insurance Company (1)

James W. Fennessey	Principal	Head of Investment
Manager Research
Vice President	Financial Advisors, Inc.(1)

Michael P. Finnegan	Principal Life	Chief Vice President -
Senior Vice President -	Insurance Company (1)	Investment Officer
Investment Services

Louis E. Flori	Principal Life	Vice President – Capital
Markets
Vice President – Capital Markets	Insurance Company (1)

*Stephen G. Gallaher	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

*Ernest H. Gillum	Principal Life	See Part B
Vice President and Chief	Insurance Company (1)
Compliance Officer

Eric W. Hays	Principal Life	Assistant Vice President – IT
Senior Vice President –	Insurance Company (1)
Chief Information Officer

Joyce N. Hoffman	Principal Life	Senior Vice President and
Senior Vice President and	Insurance Company (1)	Corporate Secretary
Corporate Secretary

*Patrick A. Kirchner	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

Deanna L. Mankle	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

Jennifer A. Mills	Principal Life	Attorney
Counsel	Insurance Company

Mariateresa Monaco	Principal Life	Portfolio Manager
Vice President/Portfolio Management	Insurance Company

*Layne A. Rasmussen	Principal Life	See Part B
Vice President and	Insurance Company (1)
Controller - Principal Funds

David L. Reichart	Princor	Head of Business
Development
Senior Vice President	Financial Services
Corporation(1)

*Michael D. Roughton	Principal Life	See Part B
Senior Vice President and	Insurance Company (1)
Senior Securities Counsel

*Adam U. Shaikh	Principal Life	See Part B
Counsel	Insurance Company (1)

Mark A. Stark	Principal Life	Director
Vice President -	Insurance Company (1)	Investment Services
Investment Services

Randy L. Welch	Principal Life	Director
Vice President -	Insurance Company (1)	Investment Services
Investment Services

*Dan L. Westholm	Principal Life	See Part B
Director - Treasury	Insurance Company (1)

*Beth C. Wilson	Principal Life	See Part B
Vice President	Insurance Company (1)

Larry D. Zimpleman	Principal Life	President and Chief Executive
Chairman of the Board	Insurance Company (1)	Officer

(1)	711 High Street
Des Moines, IA 50309

(2)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762

Item 27. Principal Underwriters

(a) Principal Funds Distributor, Inc. ("PFD") act as principal underwriter for Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company, through their respective separate accounts.

(1)	(2)	(3)
Positions and offices
Name and principal	with principal	Positions and Offices
business address	underwriter (PFD)	with the Fund
Lindsay L. Amadeo	Director - Marketing	None
The Principal	Communications
Financial Group(1)

Michael C. Anagnost	Vice President -	None
The Principal	Chief Technology Officer
Financial Group(1)

Phillip J. Barbaria	Chief Compliance Officer	None
Principal Funds
Distributor, Inc. (1)

Patricia A. Barry	Assistant Corporate	None
The Principal	Secretary
Financial Group(1)

Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group(1)

Michael J. Beer	Executive Vice President	Executive Vice
President
The Principal
Financial Group(1)

Lisa Bertholf	Director - Marketing	None
The Principal
Financial Group(1)

Tracy W. Bollin	Assistant Controller	None
The Principal
Financial Group(1)

David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

Jill R. Brown	Director	Senior Vice President
The Principal	Senior Vice President and
Financial Group(1)	Chief Financial Officer

Bret J. Bussanmas	Vice President -	None
The Principal	Distribution
Financial Group(1)

P. Scott Cawley	Product Marketing Officer	None
The Principal
Financial Group(1)

Ralph C. Eucher	Chairman of the Board	Chairman of the Board and
The Principal		Chief Executive Officer
Financial Group(1)

Nora M. Everett	Director	President and Director
The Principal
Financial Group (1)

Cary Fuchs	President	Senior Vice President of Distribution
Principal Funds
Distributor, Inc.(2)

Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

Eric W. Hays	Senior Vice President and	None
The Principal	Chief Information Officer
Financial Group(1)

Tim Hill	Vice President - Distribution	None
Principal Funds
Distributor, Inc.(1)

Joyce N. Hoffman	Senior Vice President and	None
The Principal	Corporate Secretary
Financial Group(1)

	Daniel J. Houston	Director	None
The Principal
Financial Group(1)

	Jennifer A. Mills	Counsel	None
The Principal
Financial Group (1)

	Timothy J. Minard	Director	None
The Principal
Financial Group(1)

	Kevin J. Morris	Director - Marketing	None
Principal Funds
Distributor, Inc.(1)

	David L. Reichart	Senior Vice	None
	The Principal	President/Distribution
Financial Group(1)

	Michael D. Roughton	Senior Vice President/Counsel	Counsel
The Principal
Financial Group(1)

	Paul Schieber	Regional Vice President	None
The Principal
Financial Group (1)

	Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

	Mark A. Stark	Vice President – Investor	None
	The Principal	Services
Financial Group(1)

	(1)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762-5710
(c)	N/A.

Item 28.	Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.	Management Services
N/A.

Item 30.	Undertakings
N/A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant
has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 7th day of October, 2009.

Principal Variable Contracts Funds, Inc.
(Registrant)

/s/ R. C. Eucher
_______________________________________
R. C. Eucher
Chairman of the Board and
Chief Executive Officer

Attest:

/s/ Beth Wilson
_______________________________________
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. C. Eucher
_______________________________________	Chairman of the Board	October 7, 2009
R. C. Eucher	and Chief Executive Officer
(Principal Executive Officer)

/s/ L. A. Rasmussen
_______________________________________	Vice President, Controller	October 7, 2009
L. A. Rasmussen	and Chief Financial Officer
(Principal Financial
Officer and Controller)

/s/ N. M. Everett
_______________________________________	President and Director	October 7, 2009
N. M. Everett

/s/ M. J. Beer
_______________________________________	Executive Vice President	October 7, 2009
M. J. Beer

(E. Ballantine)*
_______________________________________	Director	October 7, 2009
E. Ballantine

(K. Blake)*
_______________________________________	Director	October 7, 2009
K. Blake

(C. Damos)*
_______________________________________	Director	October 7, 2009
C. Damos

(R. W. Gilbert)*
_______________________________________	Director	October 7, 2009
R. W. Gilbert

(M. A. Grimmett)*
_______________________________________	Director	October 7, 2009
M. A. Grimmett

(F. S. Hirsch)*
_______________________________________	Director	October 7, 2009
F. S. Hirsch

(W. C. Kimball)*
_______________________________________	Director	October 7, 2009
W. C. Kimball

(B. A. Lukavsky)*
_______________________________________	Director	October 7, 2009
B. A. Lukavsky

(W. G. Papesh)*
_______________________________________	Director	October 7, 2009
W. G. Papesh

(D. Pavelich)*
_______________________________________	Director		October 7, 2009
D. Pavelich

/s/ M. J. Beer
		*By	_______________________________________
M. J. Beer
Executive Vice President

* Pursuant to Powers of Attorney
Previously filed on April 25, 2008